Notes Related to the Consolidated Statements of Financial Position - Summary of Trade Payables and Other Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade Payables And Other Current Liabilities [Line Items]
Total trade and other payables	€ 13,775	€ 16,655	€ 8,076
Social liabilities, taxation and social security	3,628	3,148	2,706
Fixed assets payables	726
Deferred revenue	61	16
Other payables	96	53
Total other current liabilities	4,510	3,217	2,706
Vendors
Trade Payables And Other Current Liabilities [Line Items]
Total trade and other payables	5,074	13,402	4,966
Vendors - accruals
Trade Payables And Other Current Liabilities [Line Items]
Total trade and other payables	€ 8,701	€ 3,253	3,211
Other
Trade Payables And Other Current Liabilities [Line Items]
Other			€ (101)